Eaton Vance

Oregon Municipal Income Fund

May 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 89.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.0%
Oregon, Bond Bank Revenue:
5.00%, 1/1/32	$955	$1,134,511
5.00%, 1/1/33	610	723,753

		$1,858,264

Education — 2.2%
Forest Grove, OR, (Pacific University):
5.00%, 5/1/30	$500	$573,015
5.25%, 5/1/34	1,000	1,040,430
Oregon Facilities Authority, (University of Portland):
5.00%, 4/1/27	500	577,800
5.00%, 4/1/29	500	575,585
5.00%, 4/1/45	1,000	1,146,050

		$3,912,880

Electric Utilities — 3.3%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds:
5.00%, 11/1/32(1)	$500	$608,135
5.00%, 11/1/34(1)	500	601,465
5.00%, 11/1/36(1)	500	597,185
5.00%, 11/1/39(1)	1,300	1,542,515
Eugene, OR, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,405,300

		$5,754,600

Escrowed/Prerefunded — 5.0%
Medford, OR, Prerefunded to 7/15/23, 5.00%, 7/15/32	$545	$601,157
North Clackamas School District No. 12, OR, Clackamas County, Prerefunded to 6/15/24, 5.00%, 6/15/28	2,500	2,860,575
Oregon Facilities Authority, (Lewis & Clark College), Prerefunded to 10/1/21, 5.625%, 10/1/36	2,000	2,036,760
Pendleton School District No. 16R, OR, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,144,230
Tri-County Metropolitan Transportation District, OR, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,122,360

		$8,765,082

General Obligations — 49.6%
Astoria School District No. 1C, OR, Clatsop County, 5.00%, 6/15/37	$1,380	$1,772,789
Auburn School District No. 408, WA:
4.00%, 12/1/31	70	87,468
4.00%, 12/1/32	170	211,715
4.00%, 12/1/33	150	186,174
4.00%, 12/1/34	200	247,608

Security	Principal Amount (000’s omitted)	Value
Bethel School District No. 52, OR:
4.00%, 6/15/23	$250	$269,613
4.00%, 6/15/24	275	306,108
Canby School District No. 86, OR:
4.00%, 6/15/38	900	1,089,810
4.00%, 6/15/39	850	1,026,638
4.00%, 6/15/40	800	964,464
Centennial School District No. 28Jt, OR, 5.00%, 6/15/45	3,000	3,866,160
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	518,730
Chemeketa Community College District, OR, 5.00%, 6/15/25	1,000	1,140,080
Coos Bay School District No. 9, OR:
5.00%, 6/15/39	850	1,112,335
5.00%, 6/15/40	750	979,702
Corvallis School District No. 509J, OR, Benton and Linn Counties:
4.00%, 6/15/35	500	612,965
4.00%, 6/15/36	650	794,560
4.00%, 6/15/38	700	850,927
5.00%, 6/15/27	1,280	1,610,291
David Douglas School District No. 40, OR, Multnomah County, 0.00%, 6/15/24	1,640	1,615,466
Deschutes Public Library District, OR, 4.00%, 6/1/39	1,000	1,238,830
Eugene School District No. 4J, OR, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,803,375
Fern Ridge School District 28J, OR, Lane and Douglas Counties, 5.00%, 6/15/25	525	620,104
Forest Grove School District No. 15, OR, Washington County, 0.00%, 6/15/26	1,975	1,882,017
Gresham-Barlow School District No. 10Jt, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/31	200	167,252
0.00%, 6/15/32	400	321,648
0.00%, 6/15/33	500	386,245
Hermiston School District No. 8R, OR, Umatilla County, 0.00%, 6/15/43	2,660	1,413,577
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties:
4.00%, 6/15/36	925	1,130,720
5.00%, 6/15/32	2,000	2,483,120
5.00%, 6/15/37	1,605	1,973,380
Jackson County School District No. 6, OR, Central Point:
0.00%, 6/15/45	1,000	485,210
4.00%, 6/15/38	1,385	1,652,457
Klamath County School District, OR, 5.00%, 6/15/29	1,155	1,263,870
Lake Oswego, OR:
4.00%, 12/1/31	1,000	1,190,990
5.00%, 12/1/26	1,225	1,518,069
5.00%, 6/1/33	2,450	2,678,315
Lane Community College, OR, 4.00%, 6/15/39	1,400	1,710,744
Metro, OR, 4.00%, 6/1/31	1,365	1,631,762
North Clackamas School District No. 12, OR, Clackamas County:
5.00%, 6/15/35	1,000	1,264,350
5.00%, 6/15/39	1,910	2,394,070
5.00%, 6/15/42	1,500	1,869,375
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,527,340
Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	760	762,660
Pendleton School District No. 16R, OR, Umatilla County, 5.00%, 6/15/24	1,220	1,393,679
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	924,710
0.00%, 6/15/30	700	614,719

Security	Principal Amount (000’s omitted)	Value
Portland Community College District, OR, 5.00%, 6/15/32	$795	$965,194
Portland Housing Authority, OR, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,286,336
Portland Housing Authority, OR, (Yards Union Station Project):
(AMT), 4.75%, 5/1/22	100	100,295
(AMT), 4.85%, 5/1/29	2,740	2,746,001
Portland, OR:
2021 Series A, 5.00%, 6/1/26	2,665	3,255,404
2021 Series B, 5.00%, 6/1/26	975	1,191,001
Portland School District No. 1, OR, Multnomah County, 3.00%, 6/15/35	2,500	2,829,975
Redmond, OR, 5.00%, 6/1/28	605	684,890
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties:
0.00%, 6/15/25	460	448,569
0.00%, 6/15/27	3,175	2,999,264
3.00%, 6/15/23	115	121,661
3.00%, 6/15/24	220	238,168
3.00%, 6/15/25	825	909,942
3.00%, 6/15/26	265	297,208
Reynolds School District No. 7, OR, Multnomah County:
3.00%, 6/1/34	200	223,140
3.00%, 6/1/35	200	221,860
4.00%, 6/1/31	300	368,814
4.00%, 6/1/32	200	245,142
4.00%, 6/1/33	125	152,700
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	1,000	902,250
0.00%, 6/15/30	1,215	1,066,977
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/29	1,050	947,363
5.00%, 6/15/35	1,025	1,347,834
Tigard-Tualatin School District No. 23J, OR, Washington and Clackamas Counties, 5.00%, 6/15/40	2,500	3,181,175
Tualatin Hills Park & Recreation District, OR, Green Bonds, 5.00%, 6/1/22	1,200	1,258,908
Warrenton-Hammond School District No. 30, OR, Clatsop County, 5.00%, 6/15/32	1,000	1,300,790
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	966,515
Winston-Dillard School District No. 116, OR:
0.00%, 6/15/35	230	170,143
0.00%, 6/15/36	435	310,873
0.00%, 6/15/39	605	387,823

		$87,692,406

Hospital — 6.6%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$361,668
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	264,632
Medford Hospital Facilities Authority, OR, (Asante Health System):
4.00%, 8/15/39	1,000	1,198,660
5.00%, 8/15/38	1,850	2,409,884
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,665,465

Security	Principal Amount (000’s omitted)	Value
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/29	$1,000	$1,190,700
5.00%, 10/1/30	300	390,165
5.00%, 10/1/35	275	350,864
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,756,930

		$11,588,968

Housing — 1.5%
Oregon Housing and Community Services Department:
(AMT), 3.45%, 1/1/33	$1,260	$1,337,150
(AMT), 5.15%, 7/1/42	1,350	1,351,957

		$2,689,107

Industrial Development Revenue — 0.7%
Gilliam County, OR, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,176,904

		$1,176,904

Insured-Electric Utilities — 1.9%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$1,128,245
(NPFG), 5.25%, 7/1/34	2,120	2,289,239

		$3,417,484

Insured-General Obligations — 5.7%
Boardman, OR, Green Bonds:
(BAM), 4.00%, 6/15/25	$280	$319,055
(BAM), 4.00%, 6/15/27	255	303,062
(BAM), 4.00%, 6/15/28	340	410,275
(BAM), 4.00%, 6/15/29	250	306,170
(BAM), 4.00%, 6/15/35	250	298,460
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	4,000	5,334,800
Newport, OR:
(AGC), 0.00%, 6/1/28	1,000	922,860
(AGC), 0.00%, 6/1/29	1,225	1,102,708
West Linn-Wilsonville School District No. 3Jt, OR, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,042,335

		$10,039,725

Insured-Hospital — 0.6%
Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	$1,055	$1,054,863

		$1,054,863

Other Revenue — 2.3%
Metro, OR, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$267,617
Oregon Department of Administrative Services, Lottery Revenue:
5.00%, 4/1/25	2,000	2,263,280
5.00%, 4/1/33	1,280	1,572,032

		$4,102,929

Security	Principal Amount (000’s omitted)	Value
Senior Living/Life Care — 1.1%
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	$100	$110,826
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/24	340	361,478
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	863,205
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/33	550	635,695

		$1,971,204

Special Tax Revenue — 2.0%
Beaverton, OR, Special Tax Revenue:
4.00%, 6/1/37	$400	$483,400
4.00%, 6/1/40	1,000	1,200,240
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/38	1,500	1,865,250

		$3,548,890

Transportation — 4.1%
Port of Portland, OR, (Portland International Airport):
(AMT), 4.00%, 7/1/39	$2,500	$2,942,825
(AMT), 5.00%, 7/1/29	1,155	1,399,641
(AMT), 5.00%, 7/1/34	1,000	1,203,600
(AMT), 5.00%, 7/1/35	1,300	1,640,652

		$7,186,718

Water and Sewer — 1.7%
Clackamas River Water, OR, 5.00%, 11/1/29	$100	$116,743
Grants Pass, OR, Wastewater Revenue:
4.00%, 12/1/36	1,160	1,353,534
4.00%, 12/1/37	1,000	1,172,560
Portland, OR, Water System Revenue, 4.00%, 4/1/31	400	458,864

		$3,101,701

Total Tax-Exempt Municipal Obligations — 89.3% (identified cost $146,876,254)		$157,861,725

Taxable Municipal Obligations — 1.1%
Security	Principal Amount (000’s omitted)	Value
General Obligations — 0.1%
Bethel School District No. 52, OR, 1.25%, 6/15/28	$250	$243,288

		$243,288

Insured-Housing — 1.0%
Oregon Facilities Authority, (CHF-Ashland, LLC — Southern Oregon University):
(AGM), 1.286%, 7/1/24	$150	$150,954
(AGM), 1.659%, 7/1/26	175	173,520
(AGM), 2.255%, 7/1/28	175	173,661
(AGM), 2.579%, 7/1/30	250	246,602
(AGM), 3.508%, 7/1/41	1,000	1,014,000

		$1,758,737

Security	Principal Amount (000’s omitted)	Value
Total Taxable Municipal Obligations — 1.1% (identified cost $2,000,000)		$2,002,025

Total Investments — 90.4% (identified cost $148,876,254)		$159,863,750

Other Assets, Less Liabilities — 9.6%		$16,895,001

Net Assets — 100.0%		$176,758,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2021, 10.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 6.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $3,349,300 or 1.9% of the Fund’s net assets.

Abbreviations:
AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at May 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$157,861,725	$—	$157,861,725
Taxable Municipal Obligations	—	2,002,025	—	2,002,025
Total Investments	$—	$159,863,750	$—	$159,863,750

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.